Related Party Convertible Notes Payable and Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Derivative liabilities as of December 31, 2018	$0	$0	$0	$0
Derivative liabilities as of December 31, 2017	$0	$0	$0	$0

[1] Above, defined as Convertibles Notes Series 2016, please make consistent.

Schedule of change in fair value of derivative liabilities
Fair value of derivative liabilities as of December 31, 2016	$1,832,013
Change in fair value of derivative liabilities	(1,831,635)
Gain on extinguishment of debt	(378)
Fair value of derivative liabilities as of December 31, 2017	$0
Change in fair value of derivative liabilities	(0)
Fair value of derivative liabilities as of December 31, 2018	$0